COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Estimated use of liability (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Estimated use of liabilities
Revenue from contracts with customers	$ 188,665	$ 262,069
Up to 1 year [member]
Estimated use of liabilities
Revenue from contracts with customers	88,352
More than a year up to two years
Estimated use of liabilities
Revenue from contracts with customers	46,692
More than 24 months [member]
Estimated use of liabilities
Revenue from contracts with customers	$ 53,621